Organizations and Principal Activities - Schedule of Company's Major Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Ucommune Group Holdings Limited [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Sep. 21, 2018
Place of establishment	Cayman
Percentage of legal ownership of the Company	100.00%
Principal activities	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”) [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Dec. 07, 2018
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Shared workspace
Youshenghengtong (Beijing) Technology Co., Ltd. (“WFOE”) [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Jan. 03, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
Melo, Inc. [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Delaware
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Melo Hongkong Limited [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	Hong Kong
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Beijing Melo Technology Co. Ltd [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	May 15, 2019
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology Innovation
Beijing Litong Huida Information Technology Co., Ltd [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Nov. 17, 2023
Place of establishment	PRC
Percentage of legal ownership of the Company	100.00%
Principal activities	Technology and internet service
‣ Beijing UBazaar Technology Co., Ltd (“Beijing U Bazaar”) [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Aug. 29, 2018
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Technology and internet service
‣ Beijing Ucommune Zhongke Venture Capital Co., Ltd. [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Sep. 07, 2015
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace
Huanyi Lingyu (Beijing) Space Technology Co., Ltd. [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Sep. 14, 2024
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Hotel service
Shanghai Yueban Enterprise Consulting Management Co., Ltd. [Member]
Schedule of Company's Major Subsidiaries [Line Items]
Later of date of establishment or acquisition	Mar. 15, 2021
Place of establishment	PRC
Percentage of legal ownership of the Company
Principal activities	Shared workspace